Trade payables and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Trade Payables And Accrued Liabilities [Abstract]
Trade payables	$ 235,421	$ 229,422
Accrued liabilities	148,364	83,559
Trade payables and accrued liabilities	$ 383,785	$ 312,981